UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dune Capital Management LP
Address:  623 Fifth Avenue, 30th Floor
          New York, New York 10022

Form 13F File Number: 28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua P. Eaton
Title:    General Counsel
Phone:    (212) 301-8303

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York       August 13, 2007
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            16
Form 13F Information Table Value Total:            $400,587
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------    -----    -------    -------    ---   ----  ----------   --------   ----    ------   ----
AFFORDABLE RESIDENTIAL
CMTYS                         COM      008273104   11,536      975,964   SH             SOLE               975,964

BED BATH & BEYOND INC         COM      075896100   37,070    1,030,000   SH             SOLE             1,030,000

BJS WHOLESALE CLUB INC        COM      05548J106   16,214      450,000   SH             SOLE               450,000

CHEMTURA CORP                 COM      163893100      833       75,000   SH             SOLE                75,000

CITADEL BROADCASTING CORP     COM      17285T106    3,225      500,000   SH             SOLE               500,000

GRACE W R & CO DEL NEW        COM      38388F108   72,806    2,972,900   SH             SOLE             2,972,900

MOTOROLA INC                  COM      620076109    5,310      300,000   SH             SOLE               300,000

NCR CORP NEW                  COM      62886E108   10,508      200,000   SH             SOLE               200,000

OWENS CORNING NEW             COM      690742101   13,452      400,000   SH             SOLE               400,000

RADIO ONE INC                 CL A     75040P405    3,530      500,000   SH             SOLE               500,000

SEARS HLDGS CORP              COM      812350106   42,375      250,000   SH             SOLE               250,000

TIME WARNER CABLE INC         CL A     88732J108   32,123      820,098   SH             SOLE               820,098

TYCO INTL LTD NEW             COM      902124106   79,407    2,350,000   SH             SOLE             2,350,000

TYCO ELECTRONICS LTD      WHEN ISSUED  G9144P105    5,824      149,100   SH             SOLE               149,100

TYCO INTERNATIONAL LTD    WHEN ISSUED  G9143X208   29,594      551,300   SH             SOLE               551,300

U S G CORP                    COM      903293405   36,780      750,000   SH             SOLE               750,000
